UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona                             85016

(Address of principal executive offices)                   (Zip code)

Paul F. Leone

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (602) 956-0980

Date of fiscal year end: November 30

Date of reporting period: July 1, 2022 – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.

239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

			Shareholder	Brief Identification	Proposed	Did the	How did the Fund	Did the Fund vote	Reason why the Fund did not vote.
	Ticker		Meeting	of the Matter	by Issuer or	Fund	Cast its Vote?	With or Against
Issuer Name	Symbol	CUSIP	Date	Voted On	Security Holder?	Vote?	For, Against, Abstain	Management?
Icon PLC	ICLR	G4705A100	07/26/22	Election of Directors	Issuer		For	With
Icon PLC	ICLR	G4705A100	07/26/22	review the Company's affairs and consider the accounts and reports	Issuer		For	With
Icon PLC	ICLR	G4705A100	07/26/22	fixing of Auditors' Remuneration	Issuer		For	With
Icon PLC	ICLR	G4705A100	07/26/22	Company to allot shares	Issuer		For	With
Icon PLC	ICLR	G4705A100	07/26/22	disapply the statutory pre-emption rights	Issuer		For	With
Icon PLC	ICLR	G4705A100	07/26/22	make market purchases of shares	Issuer		For	With
Icon PLC	ICLR	G4705A100	07/26/22	reissue shares that it holds as treasury shares	Issuer		For	With

RBC Bearings Incorporated	ROLL	75524B104	09/08/22	Election of Directors	Issuer		For	With
RBC Bearings Incorporated	ROLL	75524B104	09/08/22	Ratify Auditors	Issuer		For	With
RBC Bearings Incorporated	ROLL	75524B104	09/08/22	Executive officer compensation	Issuer		For	With

SPDR S&P Biotech ETF	XBI	78464A870	09/15/22	Election of Directors	Issuer		For	With

Resmed Inc	RMC	761152107	11/16/22	Election of Directors	Issuer		For	With
Resmed Inc	RMC	761152107	11/16/22	Ratify Auditors	Issuer		For	With
Resmed Inc	RMC	761152107	11/16/22	Executive officer compensation	Issuer		For	With

The Clorox Company	CLX	189054109	11/16/22	Election of Directors	Issuer		Against	Against
The Clorox Company	CLX	189054109	11/16/22	Ratify Auditors	Issuer		Against	Against
The Clorox Company	CLX	189054109	11/16/22	Executive officer compensation	Issuer		Against	Against

Factset Research Systems Inc	FDS	303075105	12/15/22	Election of Directors	Issuer		For	With
Factset Research Systems Inc	FDS	303075105	12/15/22	Ratify Auditors	Issuer		For	With
Factset Research Systems Inc	FDS	303075105	12/15/22	Executive officer compensation	Issuer		For	With
Factset Research Systems Inc	FDS	303075105	12/15/22	Certificate of Incorporation	Issuer		For	With

Silicon Laboratories Inc	SLAB	826919102	04/20/23	Election of Directors	Issuer		For	With
Silicon Laboratories Inc	SLAB	826919102	04/20/23	Ratify Auditors	Issuer		For	With
Silicon Laboratories Inc	SLAB	826919102	04/20/23	Executive officer compensation	Issuer		For	With

Valmont Industries	VMI	920253101	04/24/23	Election of Directors	Issuer		For	With
Valmont Industries	VMI	920253101	04/24/23	Ratify Auditors	Issuer		For	With
Valmont Industries	VMI	920253101	04/24/23	Executive officer compensation	Issuer		For	With

Church & Dwight	CHD	171340102	04/27/23	Election of Directors	Issuer		For	With
Church & Dwight	CHD	171340102	04/27/23	Ratify Auditors	Issuer		For	With
Church & Dwight	CHD	171340102	04/27/23	Executive officer compensation	Issuer		For	With
Church & Dwight	CHD	171340102	04/27/23	Employee Stock Purchase Plan	Issuer		For	With
Church & Dwight	CHD	171340102	04/27/23	Stockholder proposal- Independent Board Chairman	Security holder		Against	With

Expeditors Intl of Washington	EXPD	302130109	05/02/23	Election of Directors	Issuer		For	With
Expeditors Intl of Washington	EXPD	302130109	05/02/23	Ratify Auditors	Issuer		For	With
Expeditors Intl of Washington	EXPD	302130109	05/02/23	Executive officer compensation	Issuer		For	With
Expeditors Intl of Washington	EXPD	302130109	05/02/23	Shareholder ratification of excessive termination pay	Security holder		Against	With

YETI Holdings, Inc.	YETI	98585X104	05/02/23	Election of Directors	Issuer	No			never recived proxy
YETI Holdings, Inc.	YETI	98585X104	05/02/23	Executive officer compensation	Issuer	No			never recived proxy
YETI Holdings, Inc.	YETI	98585X104	05/02/23	Ratify Auditors	Issuer	No			never recived proxy

Ametek Inc	AME	031100100	05/04/23	Election of Directors	Issuer		For	With
Ametek Inc	AME	031100100	05/04/23	Ratify Auditors	Issuer		For	With
Ametek Inc	AME	031100100	05/04/23	Executive officer compensation	Issuer		For	With

Ecolab	ECL	278865100	05/04/23	Election of Directors	Issuer		For	With
Ecolab	ECL	278865100	05/04/23	Ratify Auditors	Issuer		For	With
Ecolab	ECL	278865100	05/04/23	Executive officer compensation	Issuer		For	With
Ecolab	ECL	278865100	05/04/23	Independent board chair policy	Security holder		Against	With

Mettler- Toledo International	MTD	592688105	05/04/23	Election of Directors	Issuer		For	With
Mettler- Toledo International	MTD	592688105	05/04/23	Ratify Auditors	Issuer		For	With
Mettler- Toledo International	MTD	592688105	05/04/23	Executive officer compensation	Issuer		For	With

Teleflex Incorported	TFX	879369106	05/05/23	Election of Directors	Issuer		For	With
Teleflex Incorported	TFX	879369106	05/05/23	Ratify Auditors	Issuer		For	With
Teleflex Incorported	TFX	879369106	05/05/23	Executive officer compensation	Issuer		For	With
Teleflex Incorported	TFX	879369106	05/05/23	shareholder right to call a special shareholder meeting	Security holder		Against	With

T. Rowe Price Group	TROW	74144T108	05/09/23	Election of Directors	Issuer		For	With
T. Rowe Price Group	TROW	74144T108	05/09/23	Ratify Auditors	Issuer		For	With
T. Rowe Price Group	TROW	74144T108	05/09/23	Executive officer compensation	Issuer		For	With
T. Rowe Price Group	TROW	74144T108	05/09/23	Employee stock purchase plan	Issuer		For	With

Ansys Inc	ANSS	03662Q105	05/12/23	Election of Directors	Issuer		For	With
Ansys Inc	ANSS	03662Q105	05/12/23	Ratify Auditors	Issuer		For	With
Ansys Inc	ANSS	03662Q105	05/12/23	Executive officer compensation	Issuer		For	With
Ansys Inc	ANSS	03662Q105	05/12/23	Charter to declassify the Board	Issuer		For	With

O'Reilly	ORLY	67103H107	05/18/23	Election of Directors	Issuer		For	With
O'Reilly	ORLY	67103H107	05/18/23	Ratify Auditors	Issuer		For	With
O'Reilly	ORLY	67103H107	05/18/23	Executive officer compensation	Issuer		For	With
O'Reilly	ORLY	67103H107	05/18/23	Independent Board Chairman	Issuer		For	With

NXP Semiconductors	NXPI	N6596X109	05/24/23	Re- appoint Directors	Issuer		For	With
NXP Semiconductors	NXPI	N6596X109	05/24/23	Ratify Auditors	Issuer		For	With
NXP Semiconductors	NXPI	N6596X109	05/24/23	Executive officer compensation	Issuer		For	With
NXP Semiconductors	NXPI	N6596X109	05/24/23	Discharge the Board of Directors	Issuer		For	With
NXP Semiconductors	NXPI	N6596X109	05/24/23	Board to repurchase ordinary shares	Issuer		For	With
NXP Semiconductors	NXPI	N6596X109	05/24/23	Adoption of 2022 statutory annual accounts	Issuer		For	With

Pioneer Natural Resources	PXD	723787107	05/25/23	Election of Directors	Issuer		For	With
Pioneer Natural Resources	PXD	723787107	05/25/23	Ratify Auditors	Issuer		For	With
Pioneer Natural Resources	PXD	723787107	05/25/23	Executive officer compensation	Issuer		For	With

Idex Corporation	IEX	45167R104	05/25/23	Election of Directors	Issuer		For	With
Idex Corporation	IEX	45167R104	05/25/23	Ratify Auditors	Issuer		For	With
Idex Corporation	IEX	45167R104	05/25/23	Executive officer compensation	Issuer		For	With
Idex Corporation	IEX	45167R104	05/25/23	Hiring practices	Security holder		Against	With

Trimble Inc	TRMB	896239100	06/01/23	Election of Directors	Issuer		For	With
Trimble Inc	TRMB	896239100	06/01/23	Ratify Auditors	Issuer		For	With
Trimble Inc	TRMB	896239100	06/01/23	Executive officer compensation	Issuer		For	With

Costar Group	CSGP	22160N109	06/08/23	Election of Directors	Issuer		For	With
Costar Group	CSGP	22160N109	06/08/23	Ratify Auditors	Issuer		For	With
Costar Group	CSGP	22160N109	06/08/23	Executive officer compensation	Issuer		For	With
Costar Group	CSGP	22160N109	06/08/23	greenhouse gas emissions proposal	Security holder		Against	With

Informatica Inc	INFA	45674M101	06/13/23	Election of Directors	Issuer		For	With
Informatica Inc	INFA	45674M101	06/13/23	Ratify Auditors	Issuer		For	With
Informatica Inc	INFA	45674M101	06/13/23	Executive officer compensation	Issuer		For	With

Pegasystems Inc	PEGA	705573103	06/20/23	Election of Directors	Issuer		For	With
Pegasystems Inc	PEGA	705573103	06/20/23	Ratify Auditors	Issuer		For	With
Pegasystems Inc	PEGA	705573103	06/20/23	Executive officer compensation	Issuer		For	With
Pegasystems Inc	PEGA	705573103	06/20/23	Amended and restated Long-Term Incentive plan	Issuer		For	With
Pegasystems Inc	PEGA	705573103	06/20/23	Employee stock purchase plan	Issuer		For	With

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Papp Investment Trust

By (Signature and Title)*                     /s/ Harry A. Papp

Harry A. Papp, President

Date   08/11/23

* Print the name and title of each signing officer under his or her signature.